Pension and severance plans - Percentage of pooled funds (Details 16)	Mar. 31, 2016	Mar. 31, 2015
Debt securities, Pooled funds, Japanese bonds
Pension and severance plans
Percentage of pooled funds	65.00%	65.00%
Debt securities, Pooled funds, foreign bonds
Pension and severance plans
Percentage of pooled funds	35.00%	35.00%
Other assets, Pooled funds, Japanese equities
Pension and severance plans
Percentage of pooled funds	9.00%	4.00%
Other assets, Pooled funds, foreign equities
Pension and severance plans
Percentage of pooled funds	27.00%	28.00%
Other assets, Pooled funds, Japanese bonds
Pension and severance plans
Percentage of pooled funds	8.00%	7.00%
Other assets, Pooled funds, foreign bonds
Pension and severance plans
Percentage of pooled funds	46.00%	47.00%